[LOGO]                     THE LEGENDS FUND, INC.


                                Annual Report


                                June 30, 2001

                             THE LEGENDS FUND, INC.

                                  ANNUAL REPORT

                                  JUNE 30, 2001


                                    Contents


President's Letter                                                            1
Report of Independent Auditors                                                2
Financial Statements, Financial Highlights, and Schedules of
    Investments:
       Harris Bretall Sullivan & Smith Equity Growth Portfolio                3
       Third Avenue Value Portfolio                                           7
       Gabelli Large Cap Value Portfolio                                     11
       Baron Small Cap Portfolio                                             15
Notes to Financial Statements                                                19
Portfolio Performance                                                        24




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. NEITHER THE FUND NOR TOUCHSTONE SECURITIES, INC., THE PRINCIPAL UNDERWRITER FOR FUND SHARES, IS A BANK AND FUND SHARES ARE NOT BACKED OR GUARANTEED BY ANY BANK OR INSURED BY THE FEDERAL DEPOSITORY INSURANCE CORPORATION.

                                                          THE LEGENDS FUND, INC.

August 13, 2001

We are pleased to present the 2001 Annual Report for The Legends Fund, Inc. (the "Fund"). Thanks to all of our current investors and we extend a special welcome to all new investors who have joined us during the period.

Total returns for each of the Fund's portfolios and their respective benchmarks for the year ended June 30, 2001:

                                                                                 YEAR ENDED
                                                                                JUNE 30, 2001
                                   PORTFOLIO                                     TOTAL RETURN
      -------------------------------------------------------------------------------------------
      Harris Bretall Sullivan & Smith Equity Growth                                (37.42%)
            BENCHMARK RETURN - S&P 500                                             (14.83%)
      Third Avenue Value *                                                           35.66%
            BENCHMARK RETURN - S&P 500                                             (14.83%)
      Gabelli Large Cap Value *                                                     (6.58%)
            BENCHMARK RETURN - S&P 500                                             (14.83%)
      Baron Small Cap *                                                              12.83%
            BENCHMARK RETURN - RUSSELL 2000                                           0.68%

* Performance shown includes that of each Portfolio's previous sub-adviser prior to November 1, 2000.

Included in this Annual Report is detailed information of the investment holdings of each portfolio as of June 30, 2001, as well as other financial information.

The investment disciplines available within the Fund span a broad spectrum, providing you with the choices and flexibility to plan for the long-term. The Fund exists for the sole purpose of helping to provide you with valuable tools for meeting your investment objectives.

If you have any questions or comments, please feel free to contact us at your convenience.


Sincerely,



Edward J. Haines
President
The Legends Fund, Inc.

                         REPORT OF INDEPENDENT AUDITORS

The Shareholders and Board of Directors
The Legends Fund, Inc.

We have audited the accompanying statements of assets and liabilities of The Legends Fund, Inc. (the Fund) (comprised of the Harris Bretall Sullivan & Smith Equity Growth, Scudder Kemper Value, Gabelli Large Cap Value and Baron Small Cap portfolios), including the schedules of investments, as of June 30, 2001, and the related statements of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned at June 30, 2001, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. As to certain securities relating to uncompleted transactions, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios of the Fund at June 30, 2001, and the results of their operations for the year then ended, changes in their net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States.


                                                    /s/ ERNST & YOUNG LLP

Kansas City, Missouri
August 9, 2001

             HARRIS BRETALL SULLIVAN & SMITH EQUITY GROWTH PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES

                                  JUNE 30, 2001

ASSETS
   Investments in securities, at value (cost $30,901,217) - See accompanying schedule           $    32,108,395
   Dividends and interest receivable                                                                      4,706
                                                                                                ---------------
     Total assets                                                                                    32,113,101

LIABILITIES
   Accrued expenses                                                                                     102,131
   Redemptions payable                                                                                    2,986
                                                                                                ---------------
     Total liabilities                                                                                  105,117
                                                                                                ---------------

NET ASSETS                                                                                      $    32,007,984
                                                                                                ===============

Net Assets consist of:
   Paid-in capital                                                                              $    28,284,344
   Accumulated net realized gain on investments                                                       2,516,462
   Net unrealized appreciation on investments                                                         1,207,178
                                                                                                ---------------

NET ASSETS, for 2,009,658 shares outstanding                                                    $    32,007,984
                                                                                                ===============

NET ASSET VALUE, offering and redemption price per share                                        $         15.93
                                                                                                ===============

                             STATEMENT OF OPERATIONS

                            YEAR ENDED JUNE 30, 2001

INVESTMENT INCOME
   Dividends                                                                                    $       227,402
   Interest                                                                                              50,084
                                                                                                ---------------
     Total investment income                                                                            277,486

EXPENSES
   Investment advisory and management fees                                                              291,766
   Custody and accounting fees                                                                          121,195
   Professional fees                                                                                     32,029
   Directors' fees and expenses                                                                          17,651
   Registration fees and dues                                                                             6,139
   Other expenses                                                                                        10,310
                                                                                                ---------------
     Total expenses                                                                                     479,090
                                                                                                ---------------
Net investment loss                                                                                    (201,604)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain on investments                                                                   2,554,047
   Net unrealized depreciation during the period on investments                                     (23,770,625)
                                                                                                ---------------
Net realized and unrealized loss on investments                                                     (21,216,578)
                                                                                                ---------------

Net decrease in net assets resulting from operations                                            $   (21,418,182)
                                                                                                ===============

SEE ACCOMPANYING NOTES.

             HARRIS BRETALL SULLIVAN & SMITH EQUITY GROWTH PORTFOLIO

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 YEAR ENDED JUNE 30,
                                                                             2001                   2000
                                                                      -----------------     -----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment loss                                                 $      (201,604)      $      (211,353)
   Net realized gain on investments                                          2,554,047             9,414,873
   Net unrealized depreciation during the period on investments            (23,770,625)             (932,936)
                                                                      -----------------     -----------------
     Net increase (decrease) in net assets resulting from operations       (21,418,182)            8,270,584

Distributions to shareholders from:
   Net realized gain                                                        (9,009,264)           (1,073,245)
                                                                      -----------------     -----------------
     Total distributions to shareholders                                    (9,009,264)           (1,073,245)

Capital share transactions:
   Proceeds from sales of shares                                             8,211,106            15,302,142
   Proceeds from reinvested distributions                                    9,009,264             1,073,245
   Cost of shares redeemed                                                 (11,664,416)          (22,121,619)
                                                                      -----------------     -----------------
     Net increase (decrease) in net assets resulting
        from capital share transactions                                      5,555,954            (5,746,232)
                                                                      -----------------     -----------------

Total increase (decrease) in net assets                                    (24,871,492)            1,451,107

NET ASSETS
Beginning of period                                                         56,879,476            55,428,369
                                                                      -----------------     -----------------

End of period                                                          $    32,007,984       $    56,879,476
                                                                      =================     =================

OTHER INFORMATION
Shares:
   Sold                                                                        381,595               545,381
   Issued through reinvestment of distributions                                353,565                44,729
   Redeemed                                                                   (606,099)             (841,749)
                                                                      -----------------     -----------------
     Net increase (decrease)                                                   129,061              (251,639)
                                                                      =================     =================

SEE ACCOMPANYING NOTES.

             HARRIS BRETALL SULLIVAN & SMITH EQUITY GROWTH PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                                                                         YEAR ENDED JUNE 30,
                                              -------------------------------------------------------------------
                                                       2001       2000 (b)       1999        1998         1997
                                              -------------------------------------------------------------------
 SELECTED PER-SHARE DATA
 Net asset value, beginning
    of period                                        $ 30.25      $ 26.00      $ 21.11      $ 17.53      $ 14.49
 Income (loss) from investment operations:
    Net investment income (loss)                       (0.10)       (0.05)       (0.06)           -(a)      0.02
    Net realized and unrealized
      gain (loss) on investments                       (9.42)        4.83         7.17         4.90         4.13
                                              -------------------------------------------------------------------
    Total from investment operations                   (9.52)        4.78         7.11         4.90         4.15

 Less distributions:
    From net investment income                             -            -            -        (0.02)           -(a)
    From net realized gain                             (4.80)       (0.53)       (2.22)       (1.30)       (1.11)
                                              -------------------------------------------------------------------
    Total distributions                                (4.80)       (0.53)       (2.22)       (1.32)       (1.11)
                                              -------------------------------------------------------------------

 Net asset value, end of period                      $ 15.93      $ 30.25      $ 26.00      $ 21.11      $ 17.53
                                              ===================================================================

 TOTAL RETURN                                        (37.42%)      18.89%       35.19%       29.11%       30.23%

 RATIOS AND SUPPLEMENTAL DATA
 Net assets, end of period
    (in thousands)                                   $32,008      $56,879      $55,428      $37,662      $28,815
 Ratio of expenses to average
    net assets                                         1.07%        1.01%        0.96%        0.95%        1.03%
 Ratio of net investment income (loss)
    to average net assets                             (0.45%)      (0.39%)      (0.29%)      (0.01%)       0.14%
 Portfolio turnover rate                                 47%          40%          27%          57%          46%

(a) Less than $0.01 per share.
(b) Effective March 3, 2000, Touchstone Advisors, Inc. replaced Integrity Capital Advisors, Inc. as investment advisor for the Fund.

 SEE ACCOMPANYING NOTES.

             HARRIS BRETALL SULLIVAN & SMITH EQUITY GROWTH PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                  JUNE 30, 2001

                                                                NUMBER OF
COMMON STOCKS (96.9%)                                             SHARES         VALUE
                                                                ---------    ------------
BASIC CHEMICAL, PLASTICS & SYNTHETICS (12.9%)
    American Home Products Corporation                             11,300    $   660,371
    Genentech, Inc. (a)                                            16,200        892,620
    Pfizer, Inc.                                                   29,000      1,161,450
    Pharmacia Corporation                                          14,000        643,300
    Schering-Plough Corporation                                    21,400        775,536
                                                                             ------------
                                                                               4,133,277

BUSINESS SERVICES (10.8%)
    I2 Technologies, Inc. (a)                                      43,000        851,185
    Microsoft Corporation (a)                                      19,000      1,364,770
    Siebel Systems, Incorprated (a)                                16,800        789,432
    Sun Microsystems, Inc. (a)                                     30,000        471,300
                                                                             ------------
                                                                               3,476,687

CABLE & OTHER TELEVISION SERVICES (4.9%)
    AOL Time Warner, Inc. (a)                                      15,900        842,700
    Viacom, Inc. (a)                                               14,000        724,500
                                                                             ------------
                                                                               1,567,200

COMMUNICATIONS (2.4%)
    Qwest Communications International, Inc.                       24,000        764,880

DEPOSITORY INSTITUTIONS (6.9%)
    Citigroup, Inc.                                                15,033        794,344
    State Street Corporation                                       13,000        643,370
    Wells Fargo & Co.                                              16,600        770,738
                                                                             ------------
                                                                               2,208,452

ELECTRICAL & ELECTRONIC MACHINERY (15.9%)
    Broadcom Corporation (a)                                       19,100        811,368
    General Electric Company                                       32,900      1,603,875
    Intel Corporation                                              45,700      1,335,583
    PMC Sierra, Inc. (a)                                           22,950        715,122
    Texas Instruments, Inc.                                        20,300        639,450
                                                                             ------------
                                                                               5,105,398

FABRICATED METAL PRODUCTS (2.0%)
    Illinois Tool Works, Inc.                                      10,000        633,000

GENERAL MERCHANDISE STORES (2.9%)
    Wal-Mart Stores, Inc.                                          19,300        941,840

INDUSTRIAL MACHINERY AND EQUIPMENT (11.9%)
    Applied Materials, Inc. (a)                                    14,000        695,660
    Cisco System, Inc. (a)                                         56,400      1,025,916
    E M C Corporation (a)                                          24,100        700,105
    Novellus Systems, Inc. (a)                                     12,700        721,297
    Solectron Corporation (a)                                      36,300        664,290
                                                                             ------------
                                                                               3,807,268

INSTRUMENTS AND RELATED PRODUCTS (1.7%)
    JDS Uniphase Corporation (a)                                   44,000        556,380

INSURANCE AGENTS BROKERS & SERVICES (2.5%)
    Marsh & McLennan Companies, Inc.                                8,000        808,000

INSURANCE CARRIERS (2.4%)
    American International Group, Inc.                              9,224        793,264

MOTION PICTURES (2.7%)
    Walt Disney Company                                            30,000        866,700

PETROLEUM & COAL PRODUCTS (2.0%)
    Chevron Corporation                                             7,000        633,500

RETAIL-APPAREL & ACCESSORIES (1.9%)
    Gap, Inc.                                                      21,000        609,000

RETAIL-BUILDING MATERIALS HARDWARE (2.1%)
    The Home Depot, Inc.                                           14,500        674,975

RETAIL-MISCELLANEOUS (2.2%)
    Costco Wholesale, Inc. (a)                                     17,000        698,105

SECURITY & COMMODITY BROKERS (4.3%)
    Charles Schwab & Co.                                           35,600        544,680
    Goldman Sachs Group, Inc.                                       9,900        849,420
                                                                             ------------
                                                                               1,394,100

TRANSPORT SERVICES (2.2%)
    United Parcel Service, Inc.                                    12,000        693,600

WHOLESALE TRADE - DURABLE GOODS (2.3%)
    Johnson & Johnson                                              15,000        750,000
                                                                             ------------

TOTAL COMMON STOCKS (COST $29,908,448)                                        31,115,626


                                                                PRINCIPAL
SHORT-TERM SECURITIES (3.1%)                                     AMOUNT
                                                                --------
REPURCHASE AGREEMENT (3.1%)
    State Street Bank, 2.00%, due 07/02/2001
    (Collateralized by U.S. Treasury Note, 5.25%,
    due 11/15/2028, value $1,015,114)                           $ 992,769        992,769
                                                                ---------    ------------

TOTAL SHORT-TERM SECURITIES (COST $992,769)                                      992,769
                                                                             ------------

TOTAL INVESTMENTS (100.0%) (COST $30,901,217)                                $32,108,395
                                                                             ============

OTHER INFORMATION:
Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the year ended June 30, 2001, aggregated $20,122,874 and $23,540,560, respectively. At June 30, 2001, net unrealized appreciation for tax purposes aggregated $1,169,593, of which $7,913,132 related to appreci-ated investments and $6,743,539 related to depreciated investments. The aggre-gate cost of securities was $30,938,802 for tax purposes.

SEE ACCOMPANYING NOTES.

(a)  Non-income producing.

                          THIRD AVENUE VALUE PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES

                                  JUNE 30, 2001

ASSETS
   Investments in securities, at value (cost $31,385,809) - See accompanying schedule    $     35,553,005
   Cash denominated in a foreign currency, at value                                                12,517
   Dividends and interest receivable                                                               42,035
   Due from management company                                                                     14,262
                                                                                        ------------------
     Total assets                                                                              35,621,819

LIABILITIES
   Payable for investments purchased                                                              386,165
   Accrued expenses                                                                               109,216
   Redemptions payable                                                                             60,844
                                                                                        ------------------
     Total liabilities                                                                            556,225
                                                                                        ------------------

NET ASSETS                                                                               $     35,065,594
                                                                                        ==================
Net Assets consist of:
   Paid-in capital                                                                       $     32,607,534
   Undistributed net investment income                                                            283,204
   Accumulated net realized loss on investments                                                (1,992,340)
   Net unrealized appreciation on investments                                                   4,167,196
                                                                                        ------------------

NET ASSETS, for 2,087,958 shares outstanding                                             $     35,065,594
                                                                                        ==================

NET ASSET VALUE, offering and redemption price per share                                 $          16.79
                                                                                        ==================

                             STATEMENT OF OPERATIONS

                            YEAR ENDED JUNE 30, 2001

INVESTMENT INCOME
   Dividends (net of foreign tax withheld of $10,748)                                    $        432,031
   Interest                                                                                       133,662
   Other income                                                                                       912
                                                                                        ------------------
     Total investment income                                                                      566,605

EXPENSES
   Investment advisory and management fees                                                        159,863
   Custody and accounting fees                                                                     66,405
   Professional fees                                                                               32,587
   Directors' fees and expenses                                                                    17,651
   Registration fees and dues                                                                      11,220
   Other expenses                                                                                   9,370
                                                                                        ------------------
     Total expenses                                                                               297,096
     Less: expense reimbursement                                                                  (14,262)
                                                                                        ------------------
     Total net expenses                                                                           282,834
                                                                                        ------------------
Net investment income                                                                             283,771

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized loss on investments                                                              (858,057)
   Net unrealized appreciation during the period on investments                                 7,765,101
                                                                                        ------------------
Net realized and unrealized gain on investments                                                 6,907,044
                                                                                        ------------------

Net increase in net assets resulting from operations                                     $      7,190,815
                                                                                        ==================

SEE ACCOMPANYING NOTES.

                          THIRD AVENUE VALUE PORTFOLIO

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 YEAR ENDED JUNE 30,
                                                                           2001                   2000
                                                                      ---------------       ------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income                                               $     283,771         $        575,556
   Net realized gain (loss) on investments                                  (858,057)                 633,670
   Net unrealized appreciation (depreciation) during
     the period on investments                                             7,765,101              (12,023,155)
                                                                      ---------------       ------------------
     Net increase (decrease) in net assets resulting from operations       7,190,815              (10,813,929)

Distributions to shareholders from:
   Net investment income                                                    (575,556)                (723,270)
   Net realized gain                                                      (1,768,520)              (6,626,918)
                                                                      ---------------       ------------------
     Total distributions to shareholders                                  (2,344,076)              (7,350,188)

Capital share transactions:
   Proceeds from sales of shares                                          13,924,632                5,703,152
   Proceeds from reinvested distributions                                  2,344,076                7,350,188
   Cost of shares redeemed                                                (7,043,742)             (24,064,739)
                                                                      ---------------       ------------------
     Net increase (decrease) in net assets resulting
        from capital share transactions                                    9,224,966              (11,011,399)
                                                                      ---------------       ------------------

Total increase (decrease) in net assets                                   14,071,705              (29,175,516)

NET ASSETS
Beginning of period                                                       20,993,889               50,169,405
                                                                      ---------------       ------------------

End of period (including undistributed net investment income
   of $283,771 and $575,556, respectively)                             $  35,065,594         $     20,993,889
                                                                      ===============       ==================

OTHER INFORMATION
Shares:
   Sold                                                                      889,289                  265,906
   Issued through reinvestment of distributions                              183,379                  526,288
   Redeemed                                                                 (487,635)              (1,563,989)
                                                                      ---------------       ------------------
     Net increase (decrease)                                                 585,033                 (771,795)
                                                                      ===============       ==================

SEE ACCOMPANYING NOTES.

                                         Third Avenue Value Portfolio

                                             Financial Highlights



                                                                    YEAR ENDED JUNE 30,
                                           ---------------------------------------------------------------------
                                             2001 (a)         2000 (b)       1999         1998         1997
                                           ---------------------------------------------------------------------
SELECTED PER-SHARE DATA
 Net asset value, beginning
    of period                               $  13.97          $  22.06       $  21.02     $  20.63     $  16.17

 Income (loss) from investment operations:
    Net investment income                       0.15              0.39           0.33         0.26         0.26
    Net realized and unrealized
      gain (loss) on investments                4.31             (5.12)          3.22         4.08         5.04
                                           ---------------------------------------------------------------------
    Total from investment operations            4.46             (4.73)          3.55         4.34         5.30


 Less distributions:
    From net investment income                 (0.40)            (0.33)         (0.28)       (0.26)       (0.19)
    From net realized gain                     (1.24)            (3.03)         (2.23)       (3.69)       (0.65)
                                           ---------------------------------------------------------------------
    Total distributions                        (1.64)            (3.36)         (2.51)       (3.95)       (0.84)
                                           ---------------------------------------------------------------------

 Net asset value, end of period             $  16.79          $  13.97       $  22.06     $  21.02     $  20.63
                                           =====================================================================

 TOTAL RETURN                                  35.66%           (23.88%)        18.09%       23.36%       33.78%

 RATIOS AND SUPPLEMENTAL DATA
 Net assets, end of period
    (in thousands)                          $  35,066         $  20,994      $  50,169    $  46,436    $  30,930
 Ratio of expenses to average
    net assets                                  1.15%             1.08%          0.96%        0.94%        1.05%
 Ratio of expenses to average net
    asset before voluntary
    expense reimbursement                       1.21%             1.08%          0.96%        0.94%        1.05%
 Ratio of net investment income
    to average net assets                       1.15%             1.80%          1.56%        1.58%        1.62%
 Ratio of net investment income
    to average net assets before
    voluntary expense reimbursement             1.09%             1.80%          1.56%        1.58%        1.62%
 Portfolio turnover rate                         128%               42%            50%          57%          88%


(a) Effective November 1, 2000, EQSF Advisers, Inc. replaced Scudder Kemper Investments, Inc. as sub-adviser for the Portfolio.
(b) Effective March 3, 2000, Touchstone Advisors, Inc. replaced Integrity Capital Advisors, Inc. as investment advisor for the Fund.

 SEE ACCOMPANYING NOTES.

                          Third Avenue Value Portfolio

                             Schedule of Investments

                                  June 30, 2001


                                                                              NUMBER OF
COMMON STOCKS (83.3%)                                                           SHARES           VALUE
                                                                                --------       ----------
ELECTRICAL & ELECTRONIC MACHINERY (18.2%)
         American Power Conversion Corporation (a)                              75,000       $ 1,181,250
         AVX Corporation                                                        85,000         1,785,000
         Brooks Automation, Inc. (a)                                            20,000           922,000
         FSI International, Inc. (a)                                           100,000         1,400,000
         Kemet Corporation (a)                                                  60,000         1,188,600
                                                                                              ------------
                                                                                               6,476,850

HOLDING & OTHER INVESTMENT OFFICES (12.2%)
         Brascan Corporation                                                    55,100           942,210
         Capital Southwest Corporation                                           9,500           603,725
         Hutchison Whampoa Limited                                              50,000           504,811
         Investor AB                                                           100,000         1,300,910
         Koger Equity, Inc.                                                     40,000           660,000
         Prime Group Realty Trust                                               25,000           337,500
                                                                                            --------------
                                                                                               4,349,156

INDUSTRIAL MACHINERY & EQUIPMENT (10.5%)
         Cummins Engine, Inc.                                                   28,000         1,083,600
         Electro Scientific Industry, Inc. (a)                                  30,000         1,143,000
         Electroglas, Inc. (a)                                                  85,000         1,504,500
                                                                                            --------------
                                                                                               3,731,100

INSTRUMENTS & RELATED PRODUCTS (2.5%)
         Credence Systems Corporation (a)                                       30,000           727,200
         CyberOptics Corporation (a)                                            12,000           146,400
                                                                                            --------------
                                                                                                 873,600

INSURANCE CARRIERS (17.7%)
         AIOI Insurance Company Limited                                        189,000           631,079
         Arch Capital Group Limited (a)                                         49,900           785,925
         Liberty Financial Companies, Inc.                                      10,800           350,460
         Mony Group, Inc.                                                       44,000         1,765,720
         Radian Group, Inc.                                                     33,000         1,334,850
         Tokio Marine & Fire Insurance Limited                                  30,000         1,395,300
                                                                                             -------------
                                                                                               6,263,334

MISCELLANEOUS MANUFACTURING (5.5%)
         Tyco International Limited                                             35,916         1,957,423

RAILROAD TRANSPORTATION (1.1%)
         CSX Corporation                                                        10,600           384,144

REAL ESTATE (6.3%)
         Catellus Development Corporation (a)                                   38,300           668,335
         Forest City Enterprises, Inc.                                          19,000         1,045,000
         The St. Joe Company                                                    20,000           537,800
                                                                                             -------------
                                                                                               2,251,135

RETAIL-AUTOMOTIVE DEALERS & GAS STATIONS (2.3%)
         Toyoda Auto Loom Works                                                 40,000       $   827,231

STONE CLAY & GLASS PRODUCT (0.3%)
         USG Corporation                                                        24,500           103,390

TRANSPORTATION EQUIPMENT (6.7%)
         PACCAR, Inc.                                                           22,200         1,141,524
         Trinity Industries, Inc.                                               61,000         1,250,500
                                                                                          ----------------
                                                                                               2,392,024
                                                                                          ----------------

TOTAL COMMON STOCKS (COST $25,219,066)                                                        29,609,387


                                                                             PRINCIPAL
CORPORATE BONDS (7.3%)                                                         AMOUNT
                                                                         ------------------
ELECTRIC COMPANIES & SANITARY SERVICES (1.3%)
         Pacific Gas & Electric Company, 7.88%,
         due 03/01/2002                                                        500,000           467,500

STONE CLAY & GLASS PRODUCT (5.9%)
         USG Corporation, Senior Notes, Series B,
         9.25%, due 09/15/2001                                               1,250,000           825,000
         USG Corporation, Senior Notes,
         8.50%, due 08/05/2005                                               2,000,000         1,290,000
                                                                                          -----------------
                                                                                               2,115,000


TOTAL CORPORATE BONDS (COST $2,805,625)                                                        2,582,500
                                                                                          -----------------


SHORT-TERM SECURITIES (9.5%)
REPURCHASE AGREEMENT (9.5%)
         State Street Bank, 2.00%, due 07/02/2001
         (Collateralized by U.S. Treasury Bill, 10.63%,
         due 08/15/2015, value $3,430,527)                                $ 3,361,118          3,361,118
                                                                                          -----------------


TOTAL SHORT-TERM SECURITIES (COST $3,361,118)                                                  3,361,118
                                                                                          -----------------


TOTAL INVESTMENTS (100.0%) (COST $31,385,809)                                               $ 35,553,005
                                                                                          =================


 OTHER INFORMATION:
   Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the year ended June 30, 2001, aggregated $34,767,842 and $28,815,936, respectively. At June 30, 2001, net unrealized appreciation for tax purposes aggregated $4,122,549, of which $5,008,289 related to appreciated investments and $885,740 related to depreciated investments. The aggregate cost of securities was $31,430,456 for tax purposes.

 SEE ACCOMPANYING NOTES.

 (a) Non-income producing.

                        Gabelli Large Cap Value Portfolio

                       Statement of Assets and Liabilities

                                  June 30, 2001

ASSETS
   Investments in securities, at value (cost $17,803,379) - See accompanying schedule          $     16,643,958
   Due from management company                                                                           34,643
   Receivable for capital shares sold                                                                    15,686
   Dividends and interest receivable                                                                     13,461
                                                                                              ------------------
     Total assets                                                                                    16,707,748

LIABILITIES
   Payable for investments purchased                                                                    626,482
   Accrued expenses                                                                                      64,720
     Total liabilities                                                                                  691,202
                                                                                              ------------------
NET ASSETS                                                                                     $     16,016,546
                                                                                              ==================
Net Assets consist of:
   Paid-in capital                                                                             $     16,804,045
   Undistributed net investment income                                                                   46,636
   Accumulated undistributed net realized gain on investments                                           325,286
   Net unrealized depreciation on investments                                                        (1,159,421)
                                                                                              ------------------
NET ASSETS, for 1,892,500 shares outstanding                                                   $     16,016,546
                                                                                              ==================
NET ASSET VALUE, offering and redemption price per share                                       $           8.46
                                                                                              =================

                             Statement of Operations

                            Year Ended June 30, 2001

INVESTMENT INCOME
   Dividends                                                                                   $        131,393
   Interest                                                                                             101,045
                                                                                              ------------------
     Total investment income
                                                                                                        232,438
EXPENSES
   Investment advisory and management fees                                                              119,597
   Custody and accounting fees                                                                           35,879
   Professional fees                                                                                     31,251
   Directors' fees and expenses                                                                          17,651
   Printing expenses                                                                                      6,139
   Insurance                                                                                              5,836
   Other expenses                                                                                         4,092
                                                                                              ------------------
     Total expenses                                                                                     220,445
     Less:  expense reimbursement                                                                       (34,643)
                                                                                              ------------------
     Total net expenses                                                                                 185,802
                                                                                              ------------------
Net investment income                                                                                    46,636

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain on:
     Investments                                                                                        480,681
     Futures contracts                                                                                   43,083
                                                                                              ------------------
        Net realized gain                                                                               523,764

   Net unrealized depreciation during the period on:
     Investments                                                                                     (1,535,780)
     Futures contracts                                                                                   (7,725)
                                                                                              -------------------
        Net unrealized depreciation during the period                                                (1,543,505)
                                                                                              -------------------
Net realized and unrealized loss on investments                                                      (1,019,741)
                                                                                              -------------------

Net decrease in net assets resulting from operations                                           $       (973,105)
                                                                                               ==================


SEE ACCOMPANYING NOTES.

                        Gabelli Large Cap Value Portfolio

                       Statements of Changes in Net Assets





                                                                          YEAR ENDED JUNE 30,
                                                                 --------------------------------------
                                                                      2001                     2000
                                                                 ----------------     -----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income                                           $      46,636       $       342,115
   Net realized gain on investments                                      523,764             1,200,877
   Net unrealized depreciation during the period on investments       (1,543,505)           (2,276,168)
                                                                 ----------------     -----------------
     Net decrease in net assets resulting from operations               (973,105)             (733,176)

Distributions to shareholders from:
   Net investment income                                                (342,115)             (411,239)
   Net realized gain                                                  (1,387,958)           (6,010,725)
                                                                 ----------------     -----------------
     Total distributions to shareholders                              (1,730,073)           (6,421,964)

Capital share transactions:
   Proceeds from sales of shares                                       8,425,353             2,825,128
   Proceeds from reinvested distributions                              1,730,073             6,421,964
   Cost of shares redeemed                                            (5,711,313)          (18,825,911)
                                                                 ----------------     -----------------
     Net increase (decrease) in net assets resulting
        from capital share transactions                                4,444,113            (9,578,819)
                                                                 ----------------     -----------------

Total increase (decrease) in net assets                                1,740,935           (16,733,959)

NET ASSETS
Beginning of period                                                   14,275,611            31,009,570
                                                                 ----------------     -----------------

End of period (including undistributed net investment
   income of $46,636 and $342,115, respectively)                   $  16,016,546        $   14,275,611
                                                                 ================     =================

OTHER INFORMATION
Shares:
   Sold                                                                  944,310               287,813
   Issued through reinvestment of distributions                          183,727               611,977
   Redeemed                                                             (595,920)           (1,756,390)
                                                                 ----------------     -----------------
     Net increase (decrease)                                             532,117              (856,600)
                                                                 ================     =================


SEE ACCOMPANYING NOTES.

                        Gabelli Large Cap Value Portfolio

                              Financial Highlights




                                                                    YEAR ENDED JUNE 30,
                                           ---------------------------------------------------------------------
                                             2001 (a)         2000 (b)       1999         1998         1997
                                           ---------------------------------------------------------------------
 SELECTED PER-SHARE DATA
 Net asset value, beginning
    of period                               $  10.49          $  13.99      $ 17.56      $  14.63     $  14.11
 Income (loss) from investment operations:
    Net investment income                       0.06              0.28         0.21          0.14         0.19
    Net realized and unrealized
      gain (loss) on investments               (0.61)            (0.49)       (1.04)         2.97         2.20
                                           ---------------------------------------------------------------------
    Total from investment operations           (0.55)            (0.21)       (0.83)         3.11         2.39

 Less distributions:
    From net investment income                 (0.29)            (0.21)       (0.16)         (0.18)      (0.22)
    From net realized gain                     (1.19)            (3.08)       (2.58)          -          (1.65)
                                           ---------------------------------------------------------------------
    Total distributions                        (1.48)            (3.29)       (2.74)         (0.18)      (1.87)
                                           ---------------------------------------------------------------------

 Net asset value, end of period             $   8.46          $  10.49      $ 13.99      $   17.56    $  14.63
                                           =====================================================================

 TOTAL RETURN                                  (6.58%)           (0.52%)      (3.73%)        21.38%      18.63%

 RATIOS AND SUPPLEMENTAL DATA
 Net assets, end of period
    (in thousands)                          $  16,017         $  14,276     $ 31,010     $   47,450   $  42,848
 Ratio of expenses to average
    net assets                                  1.40%             1.41%        1.23%          1.18%       1.28%
 Ratio of expenses to average net
    assets before voluntary
     expense reimbursement                      1.66%             1.41%        1.23%          1.18%       1.28%
 Ratio of net investment income
     to average net assets                      0.35%             1.73%        1.13%          0.80%       1.29%
 Ratio of net investment income
    to average net assets before
    voluntary expense reimbursement             0.09%             1.73%        1.13%          0.80%       1.29%
 Portfolio turnover rate                         139%              207%         109%            65%         89%



(a) Effective November 1, 2000, Gabelli Asset Management Company replaced Zweig/Glaser Advisers, LLC as sub-adviser for the Portfolio.
(b) Effective March 3, 2000, Touchstone Advisors, Inc. replaced Integrity Capital Advisors, Inc. as investment advisor for the Fund.

 SEE ACCOMPANYING NOTES.

                        Gabelli Large Cap Value Portfolio

                             Schedule of Investments

                                  June 30, 2001

                                                          NUMBER OF
COMMON STOCKS (92.1%)                                       SHARES                VALUE
                                                          -----------          ---------
AIRCRAFT PARTS & EQUIPMENT (1.9%)
         Honeywell International, Inc.                       9,000             $ 314,910

BASIC CHEMICAL, PLASTICS & SYNTHETICS (5.8%)
         American Home Products Corporation                 12,200               712,968
         Schering-Plough Corporation                         7,000               253,680
                                                                               ---------
                                                                                 966,648

BUSINESS SERVICES (7.4%)
         Cendant Corporation (a)                            63,500             1,238,250

COMMUNICATIONS (19.0%)
         Alltel Corporation                                  1,900               116,393
         AT&T Wireless Group (a)                            16,800               274,680
         Bellsouth Corporation                              10,200               410,754
         Cablevision Systems Corporation                     4,000               234,000
         Loral Space & Communications Ltd. (a)              60,000               168,000
         Nextel Communications, Inc. (a)                    21,000               368,025
         Qwest Communications International, Inc.            6,312               201,163
         SBC Communications, Inc.                            3,400               136,204
         Sprint Corporation                                 23,000               491,280
         Telephone & Data Systems, Inc.                        800                87,000
         Verizon Communications                              5,900               315,650
         Worldcom, Inc.                                     25,400               360,045
                                                                              ----------
                                                                               3,163,194

DEPOSITORY INSTITUTIONS (3.5%)
         Providian Financial Corporation                     9,800               580,160

ELECTRIC GAS & SANITARY SERVICES (5.9%)
         EOG Resources, Inc.                                 4,900               174,195
         Kinder Morgan, Inc.                                 3,000               150,750
         Williams Companies, Inc.                           20,000               659,000
                                                                              ----------
                                                                                 983,945

ELECTRICAL & ELECTRONIC MACHINERY (14.8%)
         Agere Systems, Inc. (a)                            31,900               239,250
         Analog Devices, Inc. (a)                            8,200               354,650
         General Motors Corporation (a)                     11,500               232,875
         Lucent Technologies, Inc.                         113,900               706,180
         Motorola, Inc.                                     27,400               453,744
         Nortel Networks Corporation                        14,500               131,805
         Qualcomm, Inc. (a)                                  2,700               157,910
         Tellabs, Inc. (a)                                   9,400               182,313
                                                                              ----------
                                                                               2,458,727

ENGINEERING, LAB & RESEARCH EQUIPMENT (1.1%)
        Raytheon Company                                     6,600               175,230

INDUSTRIAL MACHINERY & EQUIPMENT (7.5%)
         Baker Hughes, Inc.                                 11,000               368,500
         Compaq Computer Corporation                        49,100               760,559
         E M C Corporation (a)                               4,000               116,200
                                                                              ----------
                                                                               1,245,259

INSURANCE CARRIERS (3.0%)
         Conseco, Inc.                                       7,200                98,280
         Unumprovident Corporation                          12,300               395,076
                                                                              ----------
                                                                                 493,356

MISC. MANUFACTURING INDUSTRIES (2.3%)
         Mattel, Inc. (a)                                   20,000               378,400

MOTION PICTURES (1.7%)
         Walt Disney Company                                10,000               288,900

NATIONAL COMMERCIAL BANK (1.9%)
         FleetBoston Financial Corporation                   8,200               323,490

NONDEPOSITORY INSTITUTIONS (1.4%)
        Household International, Inc.                        3,500               233,450

OIL & GAS EXTRACTION (1.0%)
         Burlington Resources, Inc.                          4,300               171,785

PAPER & ALLIED PRODUCTS (2.0%)
         International Paper Company                         9,200               328,440

PETROLEUM & COAL PRODUCTS (0.8%)
         Conoco, Inc.                                        4,600               132,940

RETAIL-APPAREL & ACCESSORIES (1.3%)
         Gap, Inc.                                           7,600               220,400

SECURITY & COMMODITY BROKERS (2.0%)
         Charles Schwab & Co.                                3,600                55,080
         Lehman Brothers Holdings, Inc.                      3,600               279,900
                                                                              ----------
                                                                                 334,980
SERVICES-AUTO REPAIR GARAGES (1.8%)
         Ryder Systems, Inc.                                15,000               294,000

STONE, CLAY, GLASS & CONCRETE PRODUCTS (1.4%)
         Corning, Inc.                                      13,700               228,927

TOBACCO MANUFACTURERS OR CIGARETTES (3.7%)
         Philip Morris Companies, Inc.                      12,300               624,225

TRANSPORTATION EQUIPMENT (0.9%)
         Rockwell International Corporation                  3,800               144,856
                                                                              ----------
TOTAL COMMON STOCKS (COST $16,483,893)                                        15,324,472


                                                           PRINCIPAL
SHORT-TERM SECURITIES (7.9%)                                 AMOUNT
                                                       -------------------
U.S. GOVERNMENT OBLIGATIONS (6.6%)
         U.S. Treasury Bills, 3.64%, due 07/19/2001      $ 206,000               205,604
         U.S. Treasury Bills, 3.59%, due 08/23/2001        403,000               400,830
         U.S. Treasury Bills, 3.40%, due 09/13/2001        141,000               140,003
         U.S. Treasury Bills, 3.45%, due 09/13/2001        100,000                99,283
         U.S. Treasury Bills, 3.50%, due 09/13/2001        252,000               250,205
                                                                              ----------
                                                                               1,095,925
REPURCHASE AGREEMENT (1.3%)
         State Street Bank, 2.00%, due 07/02/2001
         (Collateralized by U.S. Treasury Bill, 12.50%,
         due 08/15/2014, value $233,081)                   223,561               223,561
                                                                              ----------

TOTAL SHORT-TERM SECURITIES (Cost $1,319,486)                                  1,319,486
                                                                              ----------

TOTAL INVESTMENTS (100.0%) (COST $17,803,379)                                $16,643,958
                                                                             ===========

OTHER INFORMATION:
         Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the year ended June 30, 2001, aggregated $22,320,035 and $15,809,163, respectively. At June 30, 2001, net unrealized depreciation for tax purposes aggregated $1,231,192, of which $985,667 related to appreciated investments and $2,216,859 related to depreciated investments. The aggregate cost of securities was $17,875,150 for tax purposes.

         SEE ACCOMPANYING NOTES.

(a) Non-income producing.

                            Baron Small Cap Portfolio

                       Statement of Assets and Liabilities

                                  June 30, 2001

ASSETS
   Investments in securities, at value (cost $5,867,026) - See accompanying schedule                     $   6,717,734
   Due from management company                                                                                   4,147
   Receivable for capital shares sold                                                                            1,846
   Dividends and interest receivable                                                                               738
                                                                                                         --------------
     Total assets                                                                                            6,764,465

LIABILITIES
   Accrued expenses                                                                                             52,417
   Payable for investments purchased                                                                            13,949
   Redemptions payable                                                                                             157
                                                                                                         --------------
     Total liabilities                                                                                          66,523
                                                                                                         --------------
NET ASSETS                                                                                               $   6,697,942
                                                                                                         ==============

Net Assets consist of:
   Paid-in capital                                                                                       $   5,975,979
   Accumulated net realized loss on investments                                                               (128,745)
   Net unrealized appreciation on investments                                                                  850,708
                                                                                                         ---------------

NET ASSETS, for 519,407 shares outstanding                                                               $   6,697,942
                                                                                                         ==============

NET ASSET VALUE, offering and redemption price per share                                                 $       12.90
                                                                                                         =============

                             Statement of Operations

                            Year Ended June 30, 2001

INVESTMENT INCOME
   Dividends                                                                                             $       24,201
   Interest                                                                                                      43,090
   Other income                                                                                                     196
                                                                                                         --------------
     Total investment income                                                                                     67,487

EXPENSES
   Investment advisory and management fees                                                                       58,345
   Custody and accounting fees                                                                                   48,981
   Professional fees                                                                                             30,956
   Directors' fees and expenses                                                                                  17,651
   Printing expenses                                                                                              6,139
   Insurance                                                                                                      5,836
   Other expenses                                                                                                 4,405
                                                                                                         --------------
     Total expenses                                                                                             172,313
     Less:  expense reimbursement                                                                               (86,353)
                                                                                                         --------------
     Total net expenses                                                                                          85,960
                                                                                                         --------------
Net investment loss                                                                                             (18,473)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

  Net realized gain on:
     Investments                                                                                                 30,861
     Futures contracts                                                                                           18,965
                                                                                                         --------------
        Net realized gain                                                                                        49,826

   Net unrealized appreciation during the period on investments                                                 656,193
                                                                                                         --------------

Net realized and unrealized gain on investments                                                                 706,019
                                                                                                         --------------

Net increase in net assets resulting from operations                                                     $      687,546
                                                                                                         =============


SEE ACCOMPANYING NOTES.

                           Baron Small Cap Portfolio

                       Statements of Changes in Net Assets



                                                                                   YEAR ENDED JUNE 30,
                                                                      ----------------------------------------
                                                                              2001                 2000
                                                                      -----------------       ----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                        $      (18,473)           $     107,049
   Net realized gain on investments                                            49,826                   65,709
   Net unrealized appreciation (depreciation) during
     the period on investments                                                656,193                 (591,567)
                                                                      -----------------       -----------------
     Net increase (decrease) in net assets resulting from operations          687,546                 (418,809)

Distributions to shareholders from:
   Net investment income                                                     (107,049)                 (87,679)
                                                                      -----------------       -----------------
     Total distributions to shareholders                                     (107,049)                 (87,679)
                                                                      -----------------       -----------------

Capital share transactions:
   Proceeds from sales of shares                                            1,420,667                1,323,230
   Proceeds from reinvested distributions                                     107,049                   87,679
   Cost of shares redeemed                                                 (1,327,003)              (5,982,065)
                                                                      -----------------       -----------------
     Net increase (decrease) in net assets resulting
        from capital share transactions                                       200,713               (4,571,156)
                                                                      -----------------       -----------------

Total increase (decrease) in net assets                                       781,210               (5,077,644)

NET ASSETS
Beginning of period                                                         5,916,732               10,994,376
                                                                      -----------------       -----------------

End of period (including undistributed net investment income
   of $0 and $107,049, respectively)                                   $    6,697,942            $   5,916,732
                                                                      =================       =================
OTHER INFORMATION
Shares:
   Sold                                                                       118,014                  112,694
   Issued through reinvestment of distributions                                 9,022                    7,408
   Redeemed                                                                  (115,853)                (515,074)
                                                                      ------------------      -----------------
     Net increase (decrease)                                                   11,183                 (394,972)
                                                                      ==================       ================



SEE ACCOMPANYING NOTES.

                           Baron Small Cap Portfolio

                             Financial Highlights



                                                                    YEAR ENDED JUNE 30,
                                           ----------------------------------------------------------------------
                                              2001 (a)         2000 (b)       1999         1998         1997
                                           ----------------------------------------------------------------------
 SELECTED PER-SHARE DATA
 Net asset value, beginning
    of period                               $  11.64          $  12.17       $  17.58     $  14.85     $  13.61
 Income (loss) from investment operations:
    Net investment income (loss)               (0.03)             0.21           0.10         0.04         0.16
    Net realized and unrealized
      gain (loss) on investments                1.51             (0.64)         (1.80)        3.48         2.41
                                           ----------------------------------------------------------------------
    Total from investment operations            1.48             (0.43)         (1.70)        3.52         2.57

 Less distributions:
    From net investment income                 (0.22)            (0.10)         (0.04)       (0.14)       (0.14)
    From net realized gain                       -                -             (3.67)       (0.65)       (1.19)
                                           ----------------------------------------------------------------------
    Total distributions                        (0.22)            (0.10)         (3.71)       (0.79)       (1.33)
                                           ----------------------------------------------------------------------

 Net asset value, end of period             $  12.90          $  11.64       $  12.17     $  17.58     $  14.85
                                           ======================================================================

 TOTAL RETURN                                  12.83%            (3.52%)      (9.24%)        23.72%       20.37%

 RATIOS AND SUPPLEMENTAL DATA
 Net assets, end of period
    (in thousands)                          $   6,698         $   5,917      $  10,994    $  14,688    $  11,161
 Ratio of expenses to average                   1.55%             1.55%          1.54%        1.52%        1.55%
    net assets
 Ratio of expenses to average net
    asset before voluntary
    expense reimbursement                       3.10%             2.25%          1.64%        1.56%        1.82%
 Ratio of net investment income (loss)
    to average net assets                      (0.33%)            1.33%          0.71%        0.26%        0.97%
 Ratio of net investment income (loss)
    to average net assets before
    voluntary expense reimbursement            (1.88%)            0.63%          0.61%        0.22%        0.70%
 Portfolio turnover rate                         221%              224%            76%         113%          59%


(a) Effective November 1, 2000, BAMCO, Inc. replaced Zweig/Glaser Advisers, LLC as sub-adviser for the Portfolio.
(b) Effective March 3, 2000, Touchstone Advisors, Inc. replaced Integrity Capital Advisors, Inc. as investment advisor for the Fund.

 SEE ACCOMPANYING NOTES.

                            Baron Small Cap Portfolio

                             Schedule of Investments

                                  June 30, 2001

                                                                 NUMBER OF
COMMON STOCKS (83.5%)                                              SHARES                   VALUE
                                                              -------------               ------------
AMUSEMENT & RECREATION (1.4%)
         Intrawest Corporation                                      5,000                 $   95,550

BUSINESS SERVICES (4.0%)
         Catalina Marketing Corporation (a)                         3,600                    109,836
         Getty Images, Inc. (a)                                     3,000                     78,765
         Sothebys Holdings, Inc. (a)                                5,000                     80,650
                                                                                          ------------
                                                                                             269,251
CARE FACILITIES (2.7%)
         Manor Care, Inc. (a)                                       5,800                    184,150

COMMUNICATION SERVICES (6.0%)
         Motient Corporation (a)                                    4,000                      3,820
         Radio One, Inc. (a)                                       10,000                    223,425
         Rural Celluar Corporation (a)                                300                     13,164
         SBA Communcations Corporation (a)                          4,000                    100,320
         XM Satellite Radio Holdings, Inc. (a)                      3,500                     57,225
                                                                                          ------------
                                                                                             397,954

DATA PROCESSING & PREPARATION (1.4%)
         Kronos, Inc. (a)                                           2,300                     90,011

FOOD PRODUCTS (3.0%)
         California Pizza Kitchen, Inc. (a)                         3,500                     81,725
         Krispy Kreme Doughnuts, Inc. (a)                           3,000                    120,000
                                                                                          ----------
                                                                                             201,725

FURNITURE & FIXTURES (2.9%)
         Ethan Allen Interiors, Inc.                                6,000                    195,000

GENERAL MERCHANDISE STORES (2.9%)
         Dollar Tree Stores, Inc. (a)                               7,000                    194,040

GLASS CONTAINERS (2.4%)
         Libbey, Inc.                                               4,000                    158,840


GROCERIES GENERAL LINE (3.0%)
       Smart & Final, Inc. (a)                                     18,000                    198,000

HOTELS OTHER LODGING PLACES (11.5%)
         Choice Hotels, Inc. (a)                                    8,800                    132,000
         Extended Stay America, Inc. (a)                            8,200                    123,000
         Four Seasons Hotels, Inc.                                  1,800                     99,560
         Sun International Hotels Limited (a)                      10,000                    270,000
         Vail Resorts, Inc. (a)                                     8,000                    149,600
                                                                                          ----------
                                                                                             774,160

INFORMATION RETRIEVAL SERVICES (4.7%)
         Choicepoint, Inc. (a)                                      7,500                    315,375

INORGANIC CHEMICALS (2.5%)
         OM Group, Inc.                                             3,000                    168,750

MEDICAL SERVICE PLANS (1.4%)
         AmSurg Corporation (a)                                     3,200                     94,880

MISCELLANEOUS BUSINESS CREDIT INSTITUTION (1.8%)
         DVI, Inc. (a)                                              7,000                    123,200

NATURAL GAS DISTRIBUTION (2.4%)
         Southern UN Company (a)                                    8,000                    163,200

 NONDEPOSITORY INSTITUTIONS (1.0%)
         Medallion Financial Corporation                            6,500                 $   68,413

  OIL & GAS EXTRACTION (2.8%)
         Seacor Smit, Inc. (a)                                      4,000                    186,960

  OIL FIELD EXPLORATION SERVICES (2.1%)
         Chiles Offshore, Inc. (a)                                  8,000                    142,000

  PHARMACEUTICAL PREPARATIONS (1.8%)
         Cell Genesys, Inc. (a)                                     6,000                    123,030

  RADIO & TELEVISION BROADCASTING (7.8%)
         Cox Radio, Inc. (a)                                        5,500                    153,175
         Hispanic Broadcasting Corporation (a)                      4,000                    114,760
         Saga Communications (a)                                   10,000                    237,400
         Spanish Broadcasting System, Inc. (a)                      2,100                     17,241
                                                                                          ----------
                                                                                             522,576

  RETAIL-APPAREL & ACCESSORIES (3.3%)
         Polo Ralph Lauren Corporation (a)                          8,500                    219,300

  SERVICES-EDUCATIONAL (7.8%)
         Apollo Group, Inc. (a)                                     8,000                    345,183
         Devry, Inc. (a)                                            5,000                    180,600
                                                                                          ----------
                                                                                             525,783

  THEATRICAL PRODUCTION (2.7%)
         Westwood One, Inc. (a)                                     5,000                    184,250

  WATER TRANSPORTATION (0.2%)
         American Classic Voyages Company (a)                       4,000                     14,000
                                                                                          -----------

  TOTAL COMMON STOCKS (COST $4,769,753)                                                    5,610,398


  CORPORATE BONDS (0.5%)                                            PRINCIPAL
  COMMUNICATION SERVICES (0.5%)                                      AMOUNT
                                                                   ----------
         XM Satellite Radio Holdings, Inc.,
         7.75%, due 03/01/2006                                     25,000                     35,063
                                                                                          ----------

  TOTAL CORPORATE BONDS (COST $25,000)                                                        35,063
                                                                                          ----------

  SHORT-TERM SECURITIES (16.0%)
  REPURCHASE AGREEMENT (16.0%)
         State Street Bank, 2.00%, due 07/02/2001
         (Collateralized by U.S. Treasury Bill, 8.13%,
         due 08/15/2019, value $1,095,800)                    $ 1,072,273                 1,072,273
                                                                                          ---------

  TOTAL SHORT-TERM SECURITIES (COST $1,072,273)                                           1,072,273
                                                                                          ---------

  TOTAL INVESTMENTS (100.0%) (COST $5,867,026)                                           $6,717,734
                                                                                         ==========

  OTHER INFORMATION:
         Cost of purchases and proceeds from sales of securities, excluding short- term securities, for the year ended June 30, 2001, aggregated $11,184,521 and $10,099,746, respectively. At June 30, 2001, net unrealized appreciation for tax purposes aggregated $850,507, of which $1,189,632 related to appre- ciated investments and $339,125 related to depreciated investments. The cost of securities was $5,867,227 for tax purposes.

  SEE ACCOMPANYING NOTES.

  (a)  Non-income producing.

                             The Legends Fund, Inc.

                          Notes to Financial Statements

                                  June 30, 2001


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

The Legends Fund, Inc. (the "Fund") was formed on July 22, 1992. The Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company of the series type. The Fund currently consists of four investment portfolios (the "Portfolios"): Harris Bretall Sullivan & Smith Equity Growth, Third Avenue Value (formerly Scudder Kemper Value), Gabelli Large Cap Value (formerly Zweig Asset Allocation) and Baron Small Cap (formerly Zweig Equity (Small Cap)). Each Portfolio, in effect, represents a separate fund. The Fund is required to account for the assets of each Portfolio separately and to allocate general liabilities of the Fund to each Portfolio based on the relative net assets of each Portfolio.

Touchstone Securities, Inc. ("Touchstone Securities"), a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc., is the principal underwriter of shares of the Fund, which are distributed to variable annuity separate accounts of Integrity Life Insurance Company ("Integrity") and its wholly owned subsidiary, National Integrity Life Insurance Company ("National Integrity"), and to a variable universal life separate account of Columbus Life Insurance Company ("Columbus"). Touchstone Advisors, Inc. ("Touchstone Advisors"), registered with the Securities and Exchange Commission as an investment adviser, provides management services to the Fund pursuant to a management agreement (the "Management Agreement") effective March 3, 2000. The Western and Southern Life Insurance Company ("W&S") is the ultimate parent of Touchstone Securities, Touchstone Advisors, Integrity, National Integrity and Columbus.

Effective November 1, 2000, the Fund entered into new sub-advisory agreements between Touchstone Advisors and Gabelli Asset Management Company, BAMCO, Inc., and EQSF Advisers, Inc.

BASIS OF PRESENTATION

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States.

SECURITY VALUATION

Stocks that are traded on a national exchange are valued at the last sale price on the exchange on which they are primarily traded, or, if there is no sale, at the mean between the current bid and asked prices. Over-the-counter securities for which market

                             The Legends Fund, Inc.

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)


quotations are readily available are valued at the mean of the current bid and asked prices.

Short-term debt securities with maturities of 61 days or more for which reliable quotations are readily available are valued at current market quotations. Short-term investments with maturities of 60 days or less are valued using the amortized cost method of valuation, which approximates market value. Bonds and other fixed-income securities (other than short-term securities described above) are valued using market quotations provided by a pricing service under procedures approved by the Fund's Board of Directors.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the closing settlement price. Other securities or assets for which reliable market quotations are not readily available or for which valuation cannot be provided by a pricing service approved by the Board of Directors of the Fund are valued at fair value as determined in good faith by the Board of Directors.

SECURITY TRANSACTIONS

Securities transactions are accounted for as of the trade date. Interest income is accrued daily. Dividend income is recorded on the ex-dividend date. Premiums and discounts on securities are amortized using the effective interest method. Realized gains and losses on sales of investments are determined on the basis of near average for all of the Portfolios except Gabelli Large Cap Value, which uses the first-in, first-out method.

FEDERAL INCOME TAX MATTERS

The Fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and distributes its taxable net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required. As of June 30, 2001, the Baron Small Cap Portfolio had a capital loss carryforward of $88,373 and $40,171, which expires in 2007 and 2008, respectively, and the Third Avenue Value Portfolio had a capital loss carryforward of $719,419, which expires in 2008.

DIVIDEND DISTRIBUTIONS

Dividends from net investment income and distributions from net realized gains are declared and distributed annually. Dividends and distributions are recorded on the ex-

                             The Legends Fund, Inc.

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

dividend date. All dividends are reinvested in additional full and fractional shares of the related Portfolios.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for future transactions, post-October capital losses, and losses deferred due to wash sales.

FUTURES CONTRACTS

Certain Portfolios may enter into futures contracts to protect against adverse movement in the price of securities in the Portfolio or to enhance investment performance. When entering into a futures contract, changes in the market price of the contracts are recognized as unrealized gains or losses by marking each contract to market at the end of each trading day through a variation margin account. When a futures contract is closed, the Portfolios record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As of June 30, 2001, there were no futures contracts held in the Portfolios.

The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The Portfolios bear the market risk that arises from any changes in contract values.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements with institutions that the Fund's investment manager, Touchstone Advisors, has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a default under the repurchase agreement. The value of the securities transferred is monitored daily to ensure that the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the Fund under each repurchase agreement.

                             The Legends Fund, Inc.

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY AGREEMENTS AND PAYMENTS TO RELATED PARTIES

Touchstone Advisors has entered into a sub-advisory agreement with a registered investment adviser ("Sub-Adviser") for each of the Portfolios. Touchstone Advisors, not the Fund, pays the sub-advisory fee to each of the Sub-Advisers. Listed below are management and sub-advisory fees payable as a percentage of average daily net assets:

    -------------------------------------------------- ---------------------- -----------------------
    PORTFOLIO                                             MANAGEMENT FEE         SUB-ADVISORY FEE
    -------------------------------------------------- ---------------------- -----------------------
    Harris Bretall Sullivan & Smith Equity Growth              0.65%                  0.40%

    Third Avenue Value                                         0.65%                  0.40%

    Gabelli Large Cap Value                                    0.90%                  0.65%

    Baron Small Cap                                            1.05%                  0.80%


Under the Management Agreement, Touchstone Advisors provides certain management services to the Fund, and the Fund is responsible for certain of its direct operating expenses. Touchstone Advisors has voluntarily agreed to reimburse each of the Portfolios for operating expenses (excluding management fees) above an annual rate of 0.50% of average daily net assets. Touchstone Advisors has reserved the right to withdraw or modify its policy of expense reimbursement for the Portfolios.

Certain officers and directors of the Fund are also officers of Touchstone Securities, Touchstone Advisors, Integrity and National Integrity. The Fund does not pay any amounts to compensate these individuals.

3. CAPITAL SHARES

At June 30, 2001, the Fund had authority to issue one billion (1,000,000,000) shares of common stock, $.001 par value each, in any class or classes as determined by the Board of Directors. At June 30, 2001, four classes of shares authorized by the Board of Directors were being offered as follows: 55,000,000 shares for each of the Harris Bretall Sullivan & Smith Equity Growth, Third Avenue Value, Gabelli Large Cap Value and Baron Small Cap Portfolios.

                             The Legends Fund, Inc.

3. CAPITAL SHARES (Continued)

At June 30, 2001, Integrity, through its Separate Account I and Separate Account II, National Integrity, through its Separate Account I and Separate Account II, and Columbus, through its Separate Account I, were the record owners of all the outstanding shares of the Fund.

                             The Legends Fund, Inc.

                              Portfolio Performance

                                  June 30, 2001

             HARRIS BRETALL SULLIVAN & SMITH EQUITY GROWTH PORTFOLIO

   Comparison of the change in value of $10,000 invested in the Harris Bretall
         Sullivan & Smith Equity Growth Portfolio and the S&P 500 Index


[CHART]



                                  HARRIS BRETALL
                                 SULLIVAN & SMITH
               DATE           EQUITY GROWTH PORTFOLIO   S&P 500 INDEX
             12/8/1992              $10,000              $10,000
                Jun 93               $9,710              $10,579
                Jun 94               $9,360              $10,727
                Jun 95              $12,850              $13,519
                Jun 96              $14,597              $17,032
                Jun 97              $19,010              $22,939
                Jun 98              $24,544              $29,593
                Jun 99              $33,182              $36,328
                Jun 00              $39,450              $38,962
                Jun 01              $24,688              $33,184



-   Average annual total return since inception: 11.13%

-   Total return for the year ended June 30, 2001: (37.42%)

-   Average annual return for the five year period ended June 30, 2001: 11.08%

- Performance relates to the Portfolio and does not reflect separate account charges applicable to variable annuity contracts.

-   Portfolio commenced operations on December 8, 1992.

-   Past performance is not predictive of future performance.

                             The Legends Fund, Inc.

       HARRIS BRETALL SULLIVAN & SMITH EQUITY GROWTH PORTFOLIO (Continued)

SUB-ADVISER'S DISCUSSION

For the fiscal year ended June 30, 2001, the Portfolio finished down, with a return of (37.42%). The benchmark S&P 500 Index was down as well, with a (14.83%) return during the same time period. For the second quarter of 2001, the Portfolio beat the benchmark index, returning 7.5% versus 5.6% for the S&P 500.

The Portfolio has enjoyed terrific returns in past years, beating the benchmark S&P 500 index more often than not since 1994. The macroeconomic conditions over the last year - high oil and energy prices; declining corporate earnings; and declining capital investment and productivity - led to the overall market malaise, hitting large cap growth stocks very hard. Based on market history, the Portfolio should expect much better performance in the next twelve months.

The U.S. economy is currently in the midst of a significant slowdown. Economic growth in the second quarter of 2001 slowed to practically zero. However, in the future this can be seen as the end of an adjustment process that took the U.S. economy from a boom to near recession. U.S. financial markets have experienced a similar fate. After experiencing one of the greatest bull markets in history, the markets continue to go through an adjustment process that will likely end with the second quarter of 2001. Entering the second half of 2001, and arguably in either the fourth or fifth quarter of the current slowdown, the economy finds itself facing several structural issues. Income and wealth, the main drivers of personal consumption, have been suffering from deterioration in the labor and equity markets. At the same time, the main driver of private investment has been hurt by concerns related to excess inventories and declining business confidence. These issues are serious, but not insurmountable.

The structural problems we are facing today are reminiscent of the slow growth phase of the profit-led business cycles that were common in this country prior to the 1960s. Profit-led cycles are driven by the inherent cyclical behavior created by the linkage between profit, credit and investment. Contrary to more familiar inflation-led cycles of the `70s and `80s, profit-led cycles are not typically associated with dramatic swings in inflation and interest rates. Rather, they are characterized by rapid periods of profit-induced growth followed by abrupt slowdowns. As the economy slows, excess capacity is shed, obsolete inventory is written off, the cost of capital falls, then invariably, companies return to profitability and the economy resumes its growth path.

Harris Bretall believes the economy is near the end of a slow-growth phase of just such a profit-led cycle and that corporate America will soon return to profitability. Supporting this forecast is an understanding of the nature of recessions in combination with the aggressive monetary and fiscal policy actions taken to date. With the Federal Reserve aggressively lowering interest rates and increasing the money supply and the Federal Government sending U.S. taxpayers a check for $300 to $600, today's leaders are pursuing the demand-enhancing policies that accepted economic understanding dictates. Such policies have consistently been effective in the past and Harris Bretall has every reason to believe they will again. The beneficiaries of these policies are the financial markets, and Harris Bretall is confident that the companies in the Portfolio are positioned to be the leaders in this improving environment.

                             The Legends Fund, Inc.

                                  June 30, 2001

                          THIRD AVENUE VALUE PORTFOLIO*

            Comparison of the change in value of $10,000 invested in Third
               Avenue Value Portfolio and the S&P 500 Index


[CHART]

                                  THIRD AVENUE VALUE
               DATE                 PORTFOLIO           S&P 500 INDEX
            12/14/1992              $10,000              $10,000
                Jun 93              $10,450              $10,579
                Jun 94              $10,740              $10,727
                Jun 95              $12,886              $13,519
                Jun 96              $16,909              $17,032
                Jun 97              $22,621              $22,939
                Jun 98              $27,905              $29,593
                Jun 99              $32,952              $36,328
                Jun 00              $25,083              $38,962
                Jun 01              $34,028              $33,184



-    Average annual total return since inception: 15.40%

-    Total return for the fiscal year ended June 30, 2001: 35.66%

-    Average annual return for the five year period ended June 30, 2001: 15.01%

- Performance relates to the Portfolio and does not reflect separate account charges applicable to variable annuity contracts.

-    Portfolio commenced operations on December 14, 1992.

-    Past performance is not predictive of future performance.



* THE PORTFOLIO'S CURRENT SUB-ADVISER ASSUMED MANAGEMENT OF THE PORTFOLIO ON NOVEMBER 1, 2000.

                             The Legends Fund, Inc.

                    THIRD AVENUE VALUE PORTFOLIO (Continued)

SUB-ADVISER'S DISCUSSION

Since Third Avenue initiated management of the Portfolio on November 1, 2000, a Portfolio has been constructed consisting of 34 securities comprising 31 issuers. At June 30, 2001, the Portfolio was 92% invested, with 8% of the Portfolio in cash. In keeping with the "safe and cheap" approach to value investing, Third Avenue added six new names to the Portfolio during the quarter, decreased holdings in two issues, and added to ten existing positions. The Portfolio also remains fairly concentrated with 45% of the Portfolio's assets in the top ten holdings. Total return for the Portfolio for the fiscal year ended June 30, 2001 was 35.66%. For comparative purposes the return for the S& P 500 during the period was (14.83%).

Third Avenue continues to hold a significant position in the equity securities of semiconductor equipment manufacturers. Although the near-term outlook for this industry remains very weak, Third Avenue believes the longer-term outlook is outstanding, given the long-term trends in the industry. Nothing has changed our thesis about the long-term prospects for the industry.

New additions to the Portfolio include Brascan, a Canadian business development company with interests in real estate, energy and other basic industries; Cyberoptics, a maker of capital equipment found in the semiconductor and printed circuit board industries; and MONY Group, an insurance and asset management concern.

Third Avenue sold most of the position in USG Corporation's common stock before that company filed for bankruptcy. USG's bankruptcy is an attempt to put a box around its asbestos liabilities. However, Third Avenue increased its holdings in USG senior notes and, as a large creditor, will play an active role in the company's reorganization. Third Avenue remains confident in USG's core business and its management team. Subsequent to fiscal year end, Third Avenue sold their position in Tyco International, which had acquired CIT Group. Appreciation in a broad cross-section of issues contributed to the period's solid performance, and helped to offset the material depreciation of the USG senior notes.

                             The Legends Fund, Inc.

                                   June 30, 2001

                       GABELLI LARGE CAP VALUE PORTFOLIO*


      Comparison of the change in value of $10,000 invested in the Gabelli Large
                Cap Value Portfolio and the S&P 500 Index



[CHART]

                                GABELLI LARGE CAP
              DATE               PORTFOLIO                S&P 500 INDEX
            12/14/1992              $10,000              $10,000
                Jun 93              $10,810              $10,579
                Jun 94              $11,485              $10,727
                Jun 95              $13,164              $13,519
                Jun 96              $14,620              $17,032
                Jun 97              $17,343              $22,939
                Jun 98              $21,052              $29,593
                Jun 99              $20,266              $36,328
                Jun 00              $20,161              $38,962
                Jun 01              $18,834              $33,184


-    Average annual total return since inception: 7.68%

-    Total return for the year ended June 30, 2001: (6.58%)

-    Average annual return for the five year period ended June 30, 2001: 3.20%

- Performance relates to the Portfolio and does not reflect separate account charges applicable to variable annuity contracts.

-    Portfolio commenced operations on December 14, 1992.

-    Past performance is not predictive of future performance.


* THE PORTFOLIO'S CURRENT SUB-ADVISER ASSUMED MANAGEMENT OF THE PORTFOLIO ON NOVEMBER 1, 2000.

                             The Legends Fund, Inc.

                  GABELLI LARGE CAP VALUE PORTFOLIO (Continued)

SUB-ADVISER'S DISCUSSION

The Gabelli Large Cap Value Portfolio's performance return was (6.58%) for the twelve months ended June 30, 2001 compared to (14.83%) for the S&P 500. Performance information includes the performance of the Portfolio's prior sub-adviser.

Profit concerns have dominated the market as fresh announcements of layoffs and profit warnings from companies caused investors to worry about the length of the massive slowdown in the technology and telecommunications sectors. In addition, near term earnings weakness came out almost uniformly from economically sensitive chemical and manufacturing companies. On the positive side, so far this remains a corporate spending recession, with the US consumer holding up surprisingly well and continuing to spend strongly on housing and autos. At the moment, the layoffs are concentrated mostly in the technology sector, and with the broad US economy and employment levels appearing to stabilize, consensus is building that the lower interest rates and the tax rebates will help to insulate the consumer from joining into the corporate spending recession.

While there is still no visibility to the sales and earnings pick-up, Gabelli is encouraged by some of the rationalization of excess capacity. With the capital markets no longer willing to fund and support the weaker telecommunications companies with mediocre business plans, these companies are going out of business and it is likely the sector will downsize further. The excess capacity and equipment that was built under the boom scenario of a year ago is now getting rationalized out. Although this has been a wrenching period for the economy, it has been necessary to wind up with stronger companies that can compete well, maintain market share and spend in order to continue the wave of consolidation, invention and new services in technology and telecommunications that still has some years to go. Ultimately, solid companies in these sectors will emerge with broader opportunities in the future.

It is hard not to be optimistic about the economy within six months to a year because the Federal Reserve has shown that it is willing to lower interest rates aggressively, and because the tax cut will help consumer spending. However, with companies continuing to say there is no visibility in their business, it is very difficult to make assumptions about when earnings growth will resume. Looking forward, assuming the economy and companies' profits have turned up by the first or second quarter of next year, the stock market should start to incorporate a recovery. There is some evidence for that now, as there is no longer a significant reaction in a company's stock price when it issues yet another earnings warning.

The objective of the Gabelli Large Cap Value Portfolio is to seek performance by buying companies when they are out of favor because of an adverse immediate sector or business position, or because of a specific company misstep which is believed to be a short term or intermediate situation. Gabelli believes there is great value in the holdings in the Portfolio now, particularly if the economy and the beleaguered telecommunications and technology sectors stabilize over the next few quarters.

                             The Legends Fund, Inc.

                                  June 30, 2001

                           BARON SMALL CAP PORTFOLIO*

  Comparison of the change in value of $10,000 invested in the Baron Small Cap
      Portfolio, the Value Line Geometric Index and the Russell 2000 Index




                                      BARON             VALUE LINE          RUSSELL 2000
              DATE                  SMALL CAP        GEOMETRIC INDEX         INDEX YEAR
            12/14/1992              $10,000              $10,000              $10,000
                Jun 93              $10,110              $10,611              $10,857
                Jun 94              $10,763              $10,482              $11,179
                Jun 95              $11,881              $11,862              $13,196
                Jun 96              $14,102              $13,509              $16,363
                Jun 97              $16,975              $16,010              $19,016
                Jun 98              $20,989              $18,778              $22,210
                Jun 99              $19,051              $17,761              $22,533
                Jun 00              $18,380              $19,049              $25,795
                Jun 01              $20,739              $19,178              $25,971


-    Average annual total return since inception: 8.91%

-    Total return for the fiscal year ended June 30, 2001: 12.83%

-    Average annual return for the five year period ended June 30, 2001: 8.02%

- Performance relates to the Portfolio and does not reflect separate account charges applicable to variable annuity contracts.

-    Portfolio commenced operations on December 14, 1992.

-    Past performance is not predictive of future performance.

* THE PORTFOLIO'S CURRENT SUB-ADVISER ASSUMED MANAGEMENT OF THE PORTFOLIO ON NOVEMBER 1, 2000.


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                             The Legends Fund, Inc.

                        Portfolio Performance (Continued)

                     BARON SMALL CAP PORTFOLIO (Continued)

SUB-ADVISER'S DISCUSSION

Baron Small Cap's performance since BAMCO, Inc. replaced the previous sub-adviser on November 1, 2000 and since that date through June 30, 2001, was strong on an absolute basis and relative to the Russell 2000 Index, 17.4% vs. 4.2% respectively. Since Baron started managing the assets, Baron Small Cap Portfolio has substantially outperformed its peer group; the Portfolio is up 17.4% for the period November 1, 2000 to June 30, 2001.

Sectors that contributed positively to performance include business services, education, hotels and lodging, media and entertainment, and retail stores and restaurants. Radio One, a radio broadcasting company that targets primarily African-Americans, had the largest positive impact on performance. Westwood One was up 98%. Other holdings that contributed positively included Manor Care, Apollo Group and Krispy Kreme Doughnuts.

Sectors that hurt performance were communications, printing and publishing, and recreation and resorts. SBA Communications, an independent owner and operator of wireless communications infrastructure, was down 48% and had the most negative impact on performance. Other holdings that negatively impacted performance were CoreComm, American Classic Voyages and Sotheby's.

The companies in the Portfolio continue to grow at very healthy and sustainable rates and we expect their share prices to continue to reflect their attractive prospects. Baron Small Cap Portfolio invests in forward-looking, well-managed, fast-growing businesses for the long-term. Though stock prices have recently been very volatile, the businesses in which Baron Small Cap invests have generally continued to grow in a weak economic environment. The long-term prospects of these businesses are believed to be optimistic and, therefore, we remain optimistic regarding the performance of these stocks.



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THIS ANNUAL REPORT IS NOT TO BE CONSTRUED AS AN OFFERING FOR SALE DIRECTLY OR
INDIRECTLY OF ANY INTEREST IN THE FUND. NO OFFERING IS MADE EXCEPT IN CONJUNCTION WITH A PROSPECTUS WHICH MUST PRECEDE OR ACCOMPANY THIS REPORT.


[LOGO] Principal offices located at:
       515 WEST MARKET STREET
       LOUISVILLE, KENTUCKY 40202                         Catalog #001914 (8/01)